Ordinary shares, share premium, and other equity - Disclosure of AT1 Equity instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)
Other equity instruments	£ 12,725				£ 12,075
Barclays PLC
Other equity instruments	12,673				12,033
AT1 equity instruments | Barclays PLC | Fixed interest rate
Other equity instruments	12,725				12,075
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0				996
Interest rate	7.125%	7.125%	7.125%	7.125%
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0				994
Interest rate	6.375%	6.375%	6.375%	6.375%
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0				1,142
Interest rate	6.125%	6.125%	6.125%	6.125%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 8.875%Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,247				1,247
Interest rate	8.875%	8.875%	8.875%	8.875%
AT1 equity instruments | 8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 264				264
Interest rate	8.30%	8.30%	8.30%	8.30%
Notional contract amount | $		$ 450
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,075				1,078
Interest rate	4.375%	4.375%	4.375%	4.375%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 248				248
Interest rate	7.30%	7.30%	7.30%	7.30%
Notional contract amount | $		$ 400
AT1 equity instruments | 9.250% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,484				1,497
Interest rate	9.25%	9.25%	9.25%	9.25%
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC
Notional contract amount | $			$ 1,500
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,647				1,647
Interest rate	8.00%	8.00%	8.00%	8.00%
Notional contract amount | $			$ 2,000
AT1 equity instruments | 9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,395				1,395
Interest rate	9.625%	9.625%	9.625%	9.625%
Notional contract amount | $			$ 1,750
AT1 equity instruments | 5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 343				339
Interest rate	5.40%	5.40%	5.40%	5.40%
Notional contract amount | $		$ 600
AT1 equity instruments | 8.500% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC
Notional contract amount	£ 2,000
AT1 equity instruments | 8.500% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,245				1,228
Interest rate	8.50%	8.50%	8.50%	8.50%
AT1 equity instruments | 8.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 993				0
Interest rate	8.375%	8.375%	8.375%	8.375%
AT1 equity instruments | 4.650% Perpetual Subordinated Contingent Convertible Securities (SGD 500m) | Barclays PLC
Notional contract amount | $		$ 500
AT1 equity instruments | 4.650% Perpetual Subordinated Contingent Convertible Securities (SGD 500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 290				0
Interest rate	4.65%	4.65%	4.65%	4.65%
Notional contract amount | $		$ 500
AT1 equity instruments | 7.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC
Notional contract amount | $			$ 1,500
AT1 equity instruments | 7.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,181				0
Interest rate	7.625%	7.625%	7.625%	7.625%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (EUR 1,500m) | Barclays PLC
Notional contract amount | €				€ 1,500
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (EUR 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,313				£ 0
Interest rate	6.125%	6.125%	6.125%	6.125%
Notional contract amount | €				€ 1,500